Goodwill - Goodwill Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill, beginning balance	$ 690	$ 633
Exchange adjustments	(34)	57
Goodwill, ending balance	$ 656	$ 690
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Discount rate (as a percent)	9.00%	8.00%